Identification and activities of the Company and Subsidiaries - Main Shareholders of the Company (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inversiones TLC SpA
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	21.90%	21.90%
The Bank Of New York Mellon, ADRs
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	17.59%	14.91%
Sociedad De Inversiones Pampa Calichera S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	15.19%	15.23%
Potasios De Chile S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	6.36%	6.36%
Banco De Chile On Behalf Of State Street
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	3.34%	3.92%
AFP Habitat S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	3.32%	3.69%
Global Mining Spa
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	3.08%	3.08%
Banco Santander On Behalf Of Foreign Investors
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	2.88%	2.73%
AFP Provida S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	2.42%	2.86%
AFP Capital S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	2.41%	2.77%
Banco De Chile On Behalf Of Citi NA New York
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	2.37%
AFP Cuprum S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	2.16%	2.75%
Inversiones TLC SpA
Identification and Activities of the Company and Subsidiaries [Line Items]
Percentage of voting equity held by the Company or its subsidiaries	21.90%	21.90%
Banco De Chile On Behalf Of Non-Resident Third Parties
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage		1.76%
Series A | Inversiones TLC SpA
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	62,556,568	62,556,568
Number of shares outstanding, ownership percentage	43.80%	43.80%
Series A | The Bank Of New York Mellon, ADRs
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	0	0
Number of shares outstanding, ownership percentage	0.00%	0.00%
Series A | Sociedad De Inversiones Pampa Calichera S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	41,775,389	41,885,389
Number of shares outstanding, ownership percentage	29.25%	29.33%
Number of shares owned by the company or its subsidiaries or associates, in custody by stockholders (in shares)	3,213,842	3,103,842
Series A | Potasios De Chile S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	18,179,147	18,179,147
Number of shares outstanding, ownership percentage	12.73%	12.73%
Series A | Banco De Chile On Behalf Of State Street
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	0	0
Number of shares outstanding, ownership percentage	0.00%	0.00%
Series A | AFP Habitat S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	790,395	614,872
Number of shares outstanding, ownership percentage	0.55%	0.43%
Series A | Global Mining Spa
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	8,798,539	8,798,539
Number of shares outstanding, ownership percentage	6.16%	6.16%
Series A | Banco Santander On Behalf Of Foreign Investors
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	0	0
Number of shares outstanding, ownership percentage	0.00%	0.00%
Series A | AFP Provida S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	0	0
Number of shares outstanding, ownership percentage	0.00%	0.00%
Series A | AFP Capital S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	0	0
Number of shares outstanding, ownership percentage	0.00%	0.00%
Series A | Banco De Chile On Behalf Of Citi NA New York
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	67,463
Number of shares outstanding, ownership percentage	5.00%
Series A | AFP Cuprum S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	0	0
Number of shares outstanding, ownership percentage	0.00%	0.00%
Series A | Inversiones TLC SpA
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares owned by the company or its subsidiaries or associates (in shares)	62,556,568	62,556,568
Series A | Banco De Chile On Behalf Of Non-Resident Third Parties
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)		55,980
Number of shares outstanding, ownership percentage		0.04%
Series B | Inversiones TLC SpA
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	0	0
Number of shares outstanding, ownership percentage	0.00%	0.00%
Series B | The Bank Of New York Mellon, ADRs
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	50,245,273	42,599,351
Number of shares outstanding, ownership percentage	35.18%	29.83%
Series B | Sociedad De Inversiones Pampa Calichera S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	1,611,227	1,611,227
Number of shares outstanding, ownership percentage	1.13%	1.13%
Series B | Potasios De Chile S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	0	0
Number of shares outstanding, ownership percentage	0.00%	0.00%
Series B | Banco De Chile On Behalf Of State Street
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	9,552,261	11,210,700
Number of shares outstanding, ownership percentage	6.69%	7.85%
Series B | AFP Habitat S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	8,691,248	9,927,240
Number of shares outstanding, ownership percentage	6.09%	6.95%
Series B | Global Mining Spa
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	0	0
Number of shares outstanding, ownership percentage	0.00%	0.00%
Series B | Banco Santander On Behalf Of Foreign Investors
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	8,220,583	7,809,941
Number of shares outstanding, ownership percentage	5.76%	5.47%
Series B | AFP Provida S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	6,898,290	8,160,173
Number of shares outstanding, ownership percentage	4.83%	5.71%
Series B | AFP Capital S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	6,887,379	7,924,281
Number of shares outstanding, ownership percentage	4.82%	5.55%
Series B | Banco De Chile On Behalf Of Citi NA New York
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	6,706,103
Number of shares outstanding, ownership percentage	4.70%
Series B | AFP Cuprum S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	6,159,033	7,867,910
Number of shares outstanding, ownership percentage	4.31%	5.51%
Series B | Inversiones TLC SpA
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares owned by the company or its subsidiaries or associates (in shares)	577,203
Series B | Banco De Chile On Behalf Of Non-Resident Third Parties
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)		4,965,585
Number of shares outstanding, ownership percentage		3.48%
Series B | Tianqi Lithium Corporation
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares owned by the company or its subsidiaries or associates (in shares)		748,490
Series A and B stock | Sociedad De Inversiones Pampa Calichera S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares owned by the company or its subsidiaries or associates (in shares)	46,600,458	46,600,458
Series A and B stock | Tianqi Lithium Corporation
Identification and Activities of the Company and Subsidiaries [Line Items]
Percentage of voting equity held by the Company or its subsidiaries	22.10%	22.16%